Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Additional Information (Detail 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs	R$ 36,522	R$ 19,877
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs	R$ 34,107	R$ 2,506